Other Assets (Details) - Schedule of Other Assets - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Non-current other assets
Prepaid expenses	€ 283,784	€ 308,066
Total	283,784	308,066
Current other assets
Prepayments on research & development projects	4,757,771	9,776,505
Prepaid expense	1,146,674	1,841,935
Others	501,422	2,552,071
Total	6,405,867	14,170,511
Total other assets	€ 6,689,651	€ 14,478,577